Share Capital (Details) - Schedule of Reconciliation of the Convertible Debenture Components - Convertible Instruments [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Reconciliation of the Convertible Debenture Components [Line Items]
Balance
Balance, December 31, 2023	23,052,433
Issuance of promissory note	60,000,000
Accretion expense	3,052,433
Principal payments	(40,000,000)
Accrued interest, not yet paid
Liabilities:
Current portion - convertible debenture (accrued interest)
Long term portion - convertible debenture	19,239,167
Balance, December 31, 2023	19,239,167
Liability [Member]
Schedule of Reconciliation of the Convertible Debenture Components [Line Items]
Balance
Balance, December 31, 2023	19,239,167
Issuance of promissory note	56,186,734
Accretion expense	3,052,433
Principal payments	(40,000,000)
Accrued interest, not yet paid
Liabilities:
Current portion - convertible debenture (accrued interest)
Long term portion - convertible debenture	19,239,167
Balance, December 31, 2023	19,239,167
Equity [Member]
Schedule of Reconciliation of the Convertible Debenture Components [Line Items]
Balance
Balance, December 31, 2023	3,813,266
Issuance of promissory note	3,813,266
Accretion expense
Principal payments
Accrued interest, not yet paid
Liabilities:
Current portion - convertible debenture (accrued interest)
Long term portion - convertible debenture
Balance, December 31, 2023